Stock-Based Compensation (Details Textual) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 26, 2012	Nov. 06, 2012	Nov. 01, 2012	Jan. 30, 2012	Jan. 17, 2012	Jan. 13, 2012
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	$ 1,782,664	$ 107,202	$ 1,782,664	$ 107,202
Stock-based compensation expense	212,803	10,324	600,613	20,207
Weighted average expected recognition period of compensation cost not yet recognized			2 years 5 months 23 days	2 years
Stock options outstanding, intrinsic value	1,487,773	2,735,360	1,487,773	2,735,360
Stock options exercisable, intrinsic value	823,785	2,662,635	823,785	2,662,635
Option authorized	7,500,000		7,500,000		11,500	13,000	15,000	150,000	35,000	170,000
Percentage of common stock delivered pursuant to incentive stock options			100.00%
Non Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	451,480		451,480
Stock-based compensation expense	48,968		67,568
Weighted average expected recognition period of compensation cost not yet recognized			1 year 9 months 11 days
Stock options outstanding, intrinsic value	89,810		89,810
Stock options exercisable, intrinsic value	89,810		89,810
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	2,884,673		2,884,673
Stock-based compensation expense	$ 79,071		$ 235,495
Weighted average expected recognition period of compensation cost not yet recognized			9 years 2 months 84 days